Operating Result for Each Segment (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended						12 Months Ended
	Jan. 31, 2012	Mar. 31, 2013		Sep. 30, 2012	Mar. 31, 2012		Dec. 31, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information [Line Items]
Corporate		$ (13)			$ (14)			$ (44)		$ (70)		$ (64)
Depreciation and amortization		(73)	[1]		(71)	[1]		(287)		(271)		(278)
Amortization of acquisition-related intangible assets		(87)			(101)			(385)		(435)		(448)
Goodwill impairment				(385)			(48)	(385)		(48)		(205)
Severance and facility closure costs		(3)			(2)			(50)	[2]	(65)	[3]	(30)	[4]
Stock compensation expense		(11)			(11)			(38)		(33)		(29)
Management fees		(2)			(2)			(14)		(12)		(16)
Other costs (included in operating income)		(4)			(2)			(7)		(20)		(30)
Interest expense, net		(108)			(122)			(427)		(521)		(636)
Loss on extinguishment of debt	15	(5)			(15)			(82)		(3)		(58)
Other income		1			2							7
Segment adjusted EBITDA		249			255
Financial Systems
Segment Reporting Information [Line Items]
Depreciation and amortization		(22)	[1]		(21)	[1]		(88)		(83)		(82)
Amortization of acquisition-related intangible assets		(44)			(53)
Segment adjusted EBITDA		130			126			738		720		708
Severance and executive transition costs								30		36		13
Lease exit costs								12		3		1
Availability Services
Segment Reporting Information [Line Items]
Depreciation and amortization		(49)	[1]		(48)	[1]		(191)		(180)		(190)
Amortization of acquisition-related intangible assets		(39)			(43)
Segment adjusted EBITDA		105			113			480		508		527
Severance and executive transition costs								4		9		14
Lease exit costs										1
Other
Segment Reporting Information [Line Items]
Depreciation and amortization								(7)		(7)		(6)
Segment adjusted EBITDA								66		63		69
Severance and executive transition costs								2				2
Corporate and other
Segment Reporting Information [Line Items]
Depreciation and amortization								(1)		(1)
Segment adjusted EBITDA								(1,719)	[5]	(1,478)	[5]	(1,787)	[5]
Corporate
Segment Reporting Information [Line Items]
Severance and executive transition costs								$ 1		$ 16

[1]	Includes amortization of capitalized software.
[2]	Includes $30 million, $4 million, $2 million, and $1 million of severance in FS, AS, Other and corporate, respectively. Also, includes $12 million of lease exit costs in FS. The total assets for each segment follow (in millions): December 31, 2011 2012 Total Assets: Financial Systems $ 8,661 $ 6,297 Availability Services 3,793 3,300 Other segment 776 834 Corporate and Other adjustments(5) (680) (413) Total Assets $ 12,550 $ 10,018
[3]	Includes $36 million, $9 million and $16 million of severance and executive transition costs in FS, AS and corporate, respectively. Also, includes $3 million and $1 million of lease exit costs in FS and AS, respectively.
[4]	Includes $13 million, $14 million and $2 million of severance in FS, AS and Other, respectively. Also, includes $1 million of lease exit costs in FS.
[5]	The components of corporate and other are as follows: Year ended December 31, 2010 2011 2012 Corporate $ (64) $ (70) $ (44) Depreciation and amortization (278) (271) (287) Amortization of acquisition-related intangible assets (448) (435) (385) Goodwill impairment (205) (48) (385) Severance and facility closure costs (30)(2) (65)(3) (50)(4) Stock compensation expense (29) (33) (38) Management fees (16) (12) (14) Other costs (included in operating income) (30) (20) (7) Interest expense, net (636) (521) (427) Loss on extinguishment of debt (58) (3) (82) Other income 7 - - Total Corporate and other $ (1,787) $ (1,478) $ (1,719)